Consolidated Statement of Changes in Stockholders Equity - USD ($)	Common Stock [Member]	Accumulated Paid-In Capital [Member]	Common stock to be issued [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Beginning Balance at Jan. 31, 2013	$ 714	$ 2,185,959	$ 3,750	$ (2,000,926)	$ (6,245)	$ 183,252
Beginning Balance (Shares) at Jan. 31, 2013	713,050
Shares issued pursuant to private placement repricing	$ 5	239,675				239,680
Shares issued pursuant to private placement repricing (Shares)	5,350
Private placements	$ 83	673,167				683,250
Private placements (Shares)	83,325
Offering costs		(26,610)				(26,610)
Shares issued in connection with promissory notes	$ 10	132,510				132,520
Shares issued in connection with promissory notes (Shares)	10,050
Modification of convertible debt terms and warrants		485,704				485,704
Shares issued in exchange for services rendered	$ 16	144,273	3,750			148,039
Shares issued in exchange for services rendered (Shares)	16,121
Warrants issued in connection with promissory notes		18,400				18,400
Shares issued under equity line with Lincoln Park	$ 38	299,962				300,000
Shares issued under equity line with Lincoln Park (Shares)	37,988
Less: issuance costs		(58,656)				(58,656)
Shareholder dividend		(239,680)				(239,680)
Derivative liability reclassifications	$ 2	7,311				7,313
Derivative liability reclassifications (Shares)	2,320
Issuance of detachable warrants		41,225				41,225
Beneficial conversion feature		17,600				17,600
Agent's warrants - convertible promissory notes		67,600				67,600
Derivative liability reclassification		177,900				177,900
Stock based compensation		731,615				731,615
Net loss for the period				(4,238,490)		(4,238,490)
Ending Balance at Jan. 31, 2014	$ 868	4,907,955	7,500	(6,239,416)	(6,245)	(1,329,338)
Ending Balance (Shares) at Jan. 31, 2014	868,204
Shares issued in connection with promissory notes	$ 1	2,749				2,750
Shares issued in connection with promissory notes (Shares)	1,000
Modification of convertible debt terms and warrants		697,400				697,400
Return to treasury pursuant to private placement escrow agreement	$ (15)	15
Return to treasury pursuant to private placement escrow agreement (Shares)	(15,000)
Shares issued pursuant the conversion of debt	$ 47	139,953				140,000
Shares issued pursuant the conversion of debt (Shares)	46,667
Shares issued in settlement of debt	$ 55	539,254				539,309
Shares issued in settlement of debt (Shares)	55,145
Shares issued in exchange for services rendered	$ 6	32,394	7,500			39,900
Shares issued in exchange for services rendered (Shares)	5,625
Shares issued as payment in kind for interest owing under convertible debt arrangements	$ 49	274,774				274,823
Shares issued as payment in kind for interest owing under convertible debt arrangements (Shares)	48,750
Derivative liability reclassifications		15,171,000				15,171,000
Stock based compensation		3,318,241				3,318,241
Net loss for the period				(21,078,265)		(21,078,265)
Ending Balance at Jan. 31, 2015	$ 1,011	25,083,735	15,000	(27,317,681)	(6,245)	(2,224,180)
Ending Balance (Shares) at Jan. 31, 2015	1,010,391
Shares issued pursuant the conversion of debt	$ 57	172,198				172,255
Shares issued pursuant the conversion of debt (Shares)	57,421
Shares issued in settlement of debt	$ 2	11,998				12,000
Shares issued in settlement of debt (Shares)	2,500
Shares issued as payment in kind for interest owing under convertible debt arrangements	$ 57	283,362				283,419
Shares issued as payment in kind for interest owing under convertible debt arrangements (Shares)	56,417
Shares issued pursuant to the exercise of amended warrants	$ 205	820,795				821,000
Shares issued pursuant to the exercise of amended warrants (Shares)	205,248
Incremental fair value charge in connection with warrant amendments		32,800				32,800
Derivative liability reclassifications		3,091,050				3,091,050
Stock based compensation		2,612,508				2,612,508
Net loss for the period				(4,949,668)		(4,949,668)
Ending Balance at Jul. 31, 2015	$ 1,332	$ 32,108,446	$ 15,000	$ (32,267,349)	$ (6,245)	$ (148,816)
Ending Balance (Shares) at Jul. 31, 2015	1,331,977